UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22404
SCS Hedged Opportunities Fund, LLC
(Exact name of registrant as specified in charter)
One Winthrop Square
Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)
Peter H. Mattoon
c/o SCS Capital Management, LLC
One Winthrop Square
Boston, Massachusetts 02110
(Name and address of agent for service)
(617) 204-6400
Registrant’s telephone number, including area code
Date of fiscal year end: March 31
Date of reporting period: March 31, 2011

Item 1. Reports to Stockholders.

SCS Hedged Opportunities Fund, LLC

Annual Report
March 31, 2011

One Winthrop Square ï Boston, MA 02110
617.204.6400 ï www.scsfinancial.com

SCS Hedged Opportunities Fund, LLC

Table of Contents

Shareholder Letter	1
Statement of Assets & Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accountants	16
Additional Information	17
SCS Hedged Opportunities Master Fund, LLC	18
Investment Strategy Allocation	18
Schedule of Investments	19
Statement of Assets & Liabilities	21
Statement of Operations	22
Statement of Changes in Net Assets	23
Statement of Cash Flows	24
Financial Highlights	25
Notes to Financial Statements	26
Report of Independent Registered Public Accountants	32
Additional Information	33
Directors and Officers	34
Privacy Notice	36

SCS Hedged Opportunities Fund, LLC
Shareholder Letter
May 27, 2011

Dear Investors,

The SCS Hedged Opportunities Fund, LLC (the “Fund”) generated a net return of 5.28% inception to date through March 31, 2011.

The Fund is a multi-strategy fund of hedge funds with an inception date of September 1, 2010. The Fund employs global research to identify and analyze both established and emerging hedge fund managers. The Fund’s objective is to preserve and grow capital by producing attractive, long-term capital appreciation with reduced volatility and lower correlation relative to the equity and fixed income markets. The Fund seeks to achieve strong performance relative to its peers or applicable indices through an intensive manager selection process, while risk is managed through thoughtful portfolio construction and diversification across strategies, geographies and sectors. The Fund invests substantially all of its assets in SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”). The Master Fund pursues the same investment objective as the Fund. Both the Fund and the Master Fund are registered under the Investment Company Act of 1940, as amended, as non-diversified closed-end management investment companies.

As investors, we believe that in order to outperform over the long-term, we need to constantly build value into the portfolio, while remaining relatively agnostic to the short-term swings in the market. The remarkable volatility of the markets has allowed us to build significant value in both credit and event-oriented situations while our fundamental long/short equity managers have a high degree of alpha embedded in their strategies. We believe we should be significantly rewarded for patiently constructing the portfolio as opposed to trying to time the market swings.

We see three major themes in our portfolios currently: an increase in M&A activity, changing opportunities in credit, and increased opportunities in Asia focused managers.

Merger & Acquisition (M&A) Activity On the Rise:  The rising level of corporate merger activity combined with the existing suite of process-oriented, distressed value opportunities has expanded the investment pipeline. As the U.S. economic recovery gained further momentum, the event-driven cycle has begun to produce a wave of corporate transaction activity not seen over the last few years. Worldwide merger and acquisition activity was at its strongest since 2008 with $799.8 billion in deals in the first quarter of 2011. Merger and Acquisition activity in the U.S. was up 117% percent in the quarter compared to last year.1 Although several reports indicate that U.S. companies account for nearly half of the global deals, others suggest that emerging markets may soon take over as both originators and destinations for mergers and acquisitions. Historically, emerging market companies bought into developed markets to access technology; but as the emerging markets consumer grows, those companies may seek other emerging market firms to service consumer demand without tweaking the products to satisfy regional nuances too much. Since we see the opportunity set becoming more attractive in the Asia event space, we recently added an Asia multi-strategy fund with an event focus, which we believe should be able to opportunistically capture the best risk/reward deals in the region. We believe that the market is setting up for a multi-year M&A cycle given the collection of factors, which include record corporate balance sheet cash, inexpensive debt financing, sluggish revenue growth/peak margin

1  Thomson Reuters Mergers & Acquisitions, Capital Markets and Loan Reviews for the first quarter 2011 levels, and the reemergence of private equity. We believe all of these underlying inputs should lead to a deal environment that is a significantly conducive to our style of concentrated global special situations investing.

Changing Opportunity in Credit:  There continues to be opportunity in the distressed credit market; however, the nature of the opportunity set has shifted from one of “cheap” credits to litigation-oriented situations (i.e., Tribune, Lehman Brothers) and structured credit. A large amount of structured “product” produced by investment banks in the boom years was sold to investors, who relied on credit rating agencies for due diligence. Basel III, Dodd-Frank and other regulatory actions will likely make it uneconomic to hold downgraded paper. These factors should result in a long term supply of Collateralized Debt Obligations (“CDOs”), CDO squared, and every other alphabet soup of paper sitting on balance sheets of banks and insurance companies around the globe that will need to be sold. In response to the opportunity, we have hired specialists to address both litigation and structured credit.

Increased Opportunity in Asia:  Overall, markets in Asia are dynamic, opaque and poorly researched. With the increased sophistication in the emerging markets exchanges (options trading, fixed income, etc.) along with Wall Street trained managers launching new funds in Asia, there are now more opportunities to participate in the changing economic environment through “true” long/short managers. These managers are not only looking to take advantage of the tremendous growth in Asia but also to utilize more sophisticated financial instruments to help short sectors and companies they are bearish on. We’ve just added a manager in China who we believe is well suited to monitor not only the companies but also the political climate. Many of our managers, even those that are typically U.S. biased, are exploring and seeking opportunities in Asia to potentially benefit from emerging markets domestic consumption.

We thank our investors as we strive to provide rewarding risk adjusted long-term returns.

Sincerely,

SCS Financial

Important Definitions and Disclosures

“Alpha” — an annualized return measure of how much better or worse a fund’s performance is relative to an index of funds in the same category, after allowing differences in risk.

“Correlation” — a correlation coefficient is a measure of the interdependence of two random variables that ranges in value from -1 to +1, indicating perfect negative correlation at -1, absence of correlation at zero, and perfect positive correlation at +1.

Past performance is not a guarantee of future results.

Opinions expressed are subject to change at any time, are not guarantees and should not be considered investment advice.

This material is not an invitation to subscribe for interests in the Fund and is by way of information only. Sales of interests shall be made on the basis of the Fund’s Confidential Offering Memorandum (the “Offering Memorandum”) only and are not offered to any prospective investor who does not satisfy certain minimum financial and sophistication criteria, or in any jurisdiction in which such offer is not authorized.

An investment in alternative investments can be highly illiquid, is speculative and not suitable for all investors. Investing in alternative investments is only intended for experienced and sophisticated investors who are willing to bear the high economic risk associated with such an investment. Performance may be volatile and there is no guarantee or assurance that an investment in the Fund will achieve its investment objective.

Diversification does not ensure a profit or protect against loss in a declining market.

Before making an investment decision, investors should consider the suitability of this investment with respect to their investment objectives and personal situation and consider factors such as their personal net worth, income, age, risk tolerance and liquidity needs.

An investment in the Fund, and the underlying funds in which the Fund invests through its investment in the Master Fund (collectively, “Alternative Investment Funds”), involves risks, including the following:

•	Past performance of the Fund, as well as any Alternative Investment Fund in which it invests, is not indicative of future performance. The value of the Fund’s investments will fluctuate, and there is no assurance that the Fund will achieve its investment objective.

•	Investing in the Fund and the Alternative Investment Funds involves a significant degree of market risk. No assurance can be given that the strategy or strategies utilized by the Fund or an Alternative Investment Fund will be successful under any or all future market conditions. Changes in general economic conditions may affect the profitability of the Fund or an Alternative Investment Fund or specific strategies used by such funds.

•	An investment in an Alternative Investment Fund may be highly illiquid. Such funds are subject to lock up periods and restrictions on redemptions, including in some cases suspensions. In addition, there is no secondary market for the interests in Alternative Investment Funds, including the Fund, and none is expected to develop. There are substantial restrictions on transferring of the interests in the Fund.

•	Alternative Investment Funds generally are not subject to the same regulatory oversight as more conventional investment vehicles, such as mutual funds, and involve risks not associated with more conventional investments.

•	Due to the early life-cycle of some Alternative Investment Funds, such funds may experience significant loss as a result of declines in an economic sector, industry group, stock market or from portfolio infrastructure failure.

•	The Fund and the Alternative Investment Funds in which it invests may be leveraged and may involve other speculative investment practices that may increase the risk of investment loss. Short selling for example involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited losses. In addition, investments in commodities contracts and all derivative instruments, including futures and options, involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact in the performance of the Fund or Alternative Investment Fund. The prices of such investments are highly volatile and they are subject to the risk of failure of any exchanges on which the positions trade or of a clearing house.

•	Investments in foreign securities involve greater risk, including currency risk, different accounting standards and are subject to political instability.

•	Neither the Fund, nor the Alternative Investment Funds in which they invest, are required to provide periodic pricing or valuation information to investors with respect to individual investments.

•	Because of the complex nature of Alternative Investment Funds’ investments, the distribution of tax information to investors may be subject to delays, which may result in the need to request an extension.

•	The Fund is subject to multiple layers of fees and expenses, which may offset trading profits. By investing in a fund-of-fund such as the Fund, an investor will indirectly bear his or her share of any fees and expenses charged by the underlying funds, in addition to the fees and expenses of the Fund. The Fund also bears its pro rata share of any fees or expenses incurred by the Master Fund.

For a complete description of the investment objectives, risks (including additional risks related to certain potential Fund investments and/or strategies such as Margin Borrowing, Arbitrage, Swap Agreements, Call and Put Options and other Hedging Transactions), as well as conflicts of interest, fees and expenses associated with an investment in the Fund, please review the relevant sections in the Fund’s Offering Memorandum which should be reviewed in its entirety prior to investment.

This document has been prepared solely for the use of the intended recipient (the “Recipient”). By accepting delivery of this presentation, each Recipient undertakes not to reproduce or distribute this presentation in whole or in part, nor to disclose any of its contents (except to professional advisors), without the prior written consent of SCS Financial Services, LLC (“SCS”). The information contained herein is proprietary and confidential and may contain commercial or financial information, trade secrets and/or intellectual property of SCS and/or its affiliates.

Please see the Schedule of Investments of the Master Fund on pages 19-20 for complete fund holdings. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security mentioned.

Quasar Distributors, LLC, distributor

SCS Hedged Opportunities Fund, LLC
Statement of Assets & Liabilities
March 31, 2011

Assets
Investments in SCS Hedged Opportunities Master Fund, LLC, at fair value (cost $25,428,536)	$25,887,024
Investment paid in advance	3,421,150
Receivable from Adviser	308,048

Total Assets	29,616,222

Liabilities
Capital subscriptions received in advance	3,045,000
Shareholder servicing fees payable	44,521
Accrued expenses and other liabilities	4,325

Total Liabilities	3,093,846

Net Assets	$26,522,376

Net Assets Consist of:
Paid in capital	$25,448,349
Accumulated net investment income (loss)	(318,637)
Accumulated net realized loss on investments sold	(11,400)
Net unrealized appreciation on investments	1,404,064

Net Assets	$26,522,376

Net Asset Value, 1,007,779 shares issued and outstanding (unlimited shares authorized, no par value)	$26.32

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Operations
For the Period from September 1, 2010 through March 31, 2011

Investment Income
Dividend income allocated from SCS Hedged Opportunities Master Fund, LLC	$1,423

Expenses
Expenses allocated from SCS Hedged Opportunities Master Fund, LLC	935,599
Shareholder servicing fees	44,808
Registration expenses	9,067
Printing and mailing expenses	7,754
Miscellaneous expenses	6,195
Organizational costs (Note 2C)	835

Total Expenses	1,004,258

Waivers by Adviser	(684,198)

Net Expenses	320,060

Net Investment Income (Loss)	(318,637)

Unrealized Gain (loss) on Investments and amounts Allocated from SCS Hedged Opportunities Master Fund, LLC
Net realized loss on sale of investments	(11,400)
Net change in unrealized appreciation on investments	1,404,064

Net Gain from Investments Allocated from SCS Hedged Opportunities Master Fund, LLC	1,392,664

Net Increase in Net Assets Resulting from Operations	$1,074,027

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Changes in Net Assets

Period from
September 1, 2010
through
March 31, 2011

Change in Net Assets Resulting from Operations
Net investment income (loss)	$(318,637)
Net realized loss on sale of investments	(11,400)
Net change in unrealized appreciation on investments	1,404,064

Net Increase in Net Assets Resulting from Operations	1,074,027

Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold	25,448,349

Net Increase in Net Assets Resulting from Capital Transactions	25,448,349

Net Increase in Net Assets	$26,522,376

Net Assets, Beginning of Period	$0

Net Assets, End of Period (1,007,779 shares outstanding)	$26,522,376

Accumulated Net Investment Income (Loss)	$(318,637)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Statement of Cash Flows
For the Period from September 1, 2010 through March 31, 2011

Cash Flows from Operating Activities
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	$(25,428,536)
Investments paid in advance	(3,421,150)
Reimbursement received from Adviser	376,150
Expenses paid	(19,813)

Net Cash Used in Operating Activities	(28,493,349)

Cash Flows from Financing Activities
Proceeds from subscriptions	25,448,349
Proceeds from advance subscriptions	3,045,000

Net Cash Received from Financing Activities	28,493,349

Net Decrease in Cash	—
Cash — Beginning of Period	—

Cash — End of Period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$1,074,027
Net increase in advance subscriptions to investments	(3,421,150)
Net realized loss on investments	11,400
Net change in unrealized appreciation on investments	(1,404,064)
Net increase in receivable from Adviser	(308,048)
Net increase in shareholder servicing fees payable	44,521
Net increase in organizational costs payable	4,325
Net increase in expenses allocated from SCS Hedged Opportunities Master Fund, LLC	935,599
Net increase in dividend income allocated from SCS Hedged Opportunities Master Fund, LLC	(1,423)
Purchases of investment in SCS Hedged Opportunities Master Fund, LLC	(25,428,536)

Net Cash Used in Operating Activities	(28,493,349)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Financial Highlights

	Period from
	September 1, 2010(1)
	through
	March 31, 2011

Per Share Operating Performance
Beginning net asset value	$25.00
Income (Loss) From Investment Operations
Net investment income (loss)(2)	(0.37)
Net gain from investments in Portfolio Funds	1.69

Total from Investment Operations	1.32

Ending net asset value	$26.32

Total return	5.28	%(3)
Supplemental Data and Ratios
Net assets, end of period	$26,522,376
Ratio of expenses to average net assets before waivers	7.84	%(4)
Ratio of expenses to average net assets after waivers	2.50	%(4)
Ratio of net investment loss to average net assets before waivers	(7.83	)%(4)
Ratio of net investment loss to average net assets after waivers	(2.49	)%(4)
Portfolio turnover rate	0.00	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Fund, LLC
Notes to Financial Statements
March 31, 2011

1.	Organization

SCS Hedged Opportunities Fund, LLC (the “Fund”) was organized as a limited liability company organized under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Fund pursues its investment objective by investing substantially all of its assets in the SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”), a closed-end, non-diversified management investment company that is registered under the 1940 Act. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements. The percentage of the Master Fund owned by the Fund at March 31, 2011 was 80.69%.

The Fund and Master Fund are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Master Fund’s Board.

2.	Significant Accounting Policies
The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America. Following are the significant accounting policies adopted by the Fund:

A.	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B.	Fund Expenses
The Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund’s operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Fund for its indirect investments in the Portfolio Funds are not included in the Fund’s Statement of Operations or Financial Highlights.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to waive its fees, and/or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund’s fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.5% per annum of the Fund’s average monthly net assets (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser for such amounts. Reimbursement will be made as promptly as possible, but only to the extent that it does not cause the Fund’s ordinary operating expenses to exceed the Expense Limitation. The Expense Limitation Agreement will remain in effect until terminated by the Fund. For the period ended March 31, 2011, the Adviser waived expenses in the amount of $684,198.

C.	Organizational and Offering Costs
The Master Fund incurred organizational and offering costs. Of its total organizational costs of $250,363, the Master Fund expensed $112,932 on September 1, 2010 and $137,431 on October 1, 2010. The portion of the Master Fund’s organizational costs allocated to the Fund totaled $248,569. The Fund expensed $835 in direct organizational costs on September 1, 2010. The Master Fund had total offering costs of $271,406, which it is amortizing over the Master Fund’s first twelve months of operations. The portion of the Master Fund’s offering costs allocated to the Fund through March 31, 2011 totaled $138,120.

D.	Investments in the Master Fund
The Fund records its investment in the Master Fund at fair value which is represented by the Fund’s proportionate indirect interest in the net assets of the Master Fund as of March 31, 2011. Valuation of Portfolio Funds and other investments held by the Master Fund is discussed in the notes to the Master Fund’s financial statements. The Fund records its pro rata share of the Master Fund’s income, expenses and realized and unrealized gains and losses. The performance of the Fund is directly affected by the performance of the Master Fund. The financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Please refer to the accounting policies disclosed in the financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

E.	Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

F.	Fair Value
The fair values of the Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

G.	Income Taxes
The Fund’s tax year end is December 31. The Fund is treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. Management is not aware of any exposure to uncertain tax positions that could require accrual. As of March 31, 2011, the Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

H.	Indemnifications
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended March 31, 2011, the Fund purchased (at cost) and sold interests (proceeds) of the Master Fund in the amount of $25,428,536 and $0, respectively.

4.	Management Fees, Administration Fees and Custodian Fees

The Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets. So long as substantially all of the assets of the Fund are invested in the Master Fund, the Fund does not pay the Adviser a separate fee under the Investment Advisory Agreement. The Fund does however, due to its investment in the Master Fund, bear its proportionate percentage of the Advisory Fee paid to the Adviser by the Master Fund.

The Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

The Fund has engaged U.S. Bank, N.A. to serve as the Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000. There is no fee directly attributable to the Fund other than its allocated portion of the Master Fund’s expenses.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Fund and the Master Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s and the Master Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the

Fund and the Master Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Fund and the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Fund and the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Fund or the Master Fund. Two of the Directors are employees of the Adviser and receive no compensation from the Fund or Master Fund for serving as Directors.

All of the Officers of the Fund and Master Fund are affiliated with the Adviser. Such Officers receive no compensation from the Fund or Master Fund for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.	Shareholder Transactions

No shareholder will have the right to require the Fund to redeem shares, although the Fund may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders. Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Fund offer to repurchase shares on the last business day of each calendar quarter. The minimum initial investment required is $25,000. At March 31, 2011, $3,045,000 investor capital subscriptions were received in advance.

The Fund had 1,007,779 shares outstanding at March 31, 2011. The Fund has issued 1,007,779 shares through shareholder subscriptions during the period ended March 31, 2011.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance. Although the Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Valuations based primarily on inputs that are unobservable and significant. The Master Fund utilized the Portfolio Funds’ month-end NAV’s as of the reporting date for fair value. The Portfolio Funds require a redemption notice, and generally include a lock-up period, which results in significant unobservable inputs as of the reporting date.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments
SCS Hedged Opportunities Master Fund, LLC	$—	$—	$25,887,024	$25,887,024

Total Investments	$—	$—	$25,887,024	$25,887,024

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities

Balance as of September 1, 2010	$—
Accrued discounts / premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	458,448
Net purchases (sales)	25,428,536
Transfers in and / or out of Level 3	—

Balance as of March 31, 2011	$25,887,024

During the period ended March 31, 2011, there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through the May 26, 2011, date these financial statements were issued, and has not identified any subsequent events requiring financial statement disclosure as of May 26, 2011.

SCS Hedged Opportunities Fund, LLC
Report of Independent Registered Public Accountants

To the Board of Directors and Shareholders of SCS Hedged Opportunities Fund, LLC:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of SCS Hedged Opportunities Fund, LLC (the “Fund”) at March 31, 2011, and the results of its operations, the changes in its net assets and its cash flows for the period September 1, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities and investments at March 31, 2011 by correspondence with the custodian, brokers and underlying Portfolio Fund managers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 26, 2011

SCS Hedged Opportunities Fund, LLC
Additional Information
March 31, 2011 (Unaudited)

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and Master Fund and information regarding how the Fund and Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Prospectus includes additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Master Fund, LLC
Investment Strategy Allocation
As of March 31, 2011
(Expressed as a Percentage of Total Long-Term Fair Value)

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
March 31, 2011

			Next Available			Redemption
			Redemption		Frequency of	Notification
	Cost	Fair Value	Date[b]		Redemptions	Period (Days)

INVESTMENTS IN INVESTMENT COMPANIES — 94.89%[a]
Credit — Distressed — 9.40%
Aurelius Capital Partners, LP	$1,435,617	$1,506,212	9/30/2012		Semi-Annually	65
Caspian Select Credit Fund, L.P.	1,385,617	1,508,721	9/30/2012	[c]	Quarterly	90

		3,014,933

Credit — RMBS — 2.30%
AG Mortgage Value Partners,	662,736	739,973	9/30/2011		Quarterly	90

Equity Long/Short — Global — 18.13%
Passport II, LP	1,221,776	1,286,862	9/30/2011		Quarterly	45
Scout Capital Partners II, L.P.	1,478,697	1,613,876	6/30/2011	[c]	Quarterly	45
Standard Global Equity Parthers SA, L.P.	1,394,657	1,549,281	9/30/2011	[c]	Quarterly	45
Tremblant Partners, LP	1,246,776	1,368,352	5/31/2011		Monthly	45

		5,818,371

Equity Long/Short — Regional Specialist — 5.75%
Janchor Partners Pan-Asian Fund	586,809	595,484	12/1/2011		Monthly	60
Macquarie Asian Alpha Fund	1,128,697	1,248,358	5/1/2011	[c]	Monthly	30

		1,843,842

Equity Long/Short — Sector — 11.54%
Goshen Global Equity, L.P.	862,736	629,708	9/30/2011	[c]	Quarterly	60
North Bay Capital, L.P.	1,421,776	1,507,432	9/30/2011	[c]	Quarterly	45
Tiger Consumer Partners, L.P.	1,560,617	1,564,645	6/30/2011		Quarterly	45

		3,701,785

Equity Long/Short — U.S. — 6.28%
Hawkeye Capital Institutional, L.P.	1,053,697	1,114,863	9/30/2012	[c]	Quarterly	90
TigerShark Fund, L.P.	871,776	899,501	12/31/2011		Quarterly	60

		2,014,364

Event Driven — Merger/Arbitrage — 4.88%
Jet Capital Concentrated Fund, L.P.	1,403,697	1,565,950	9/30/2011		Monthly	30

Event Driven — Regional Specialist — 5.51%
West Face Long Term Opportunities, LLC	1,510,617	1,766,763	9/30/2011		Quarterly	90

Macro — Discretionary — 4.17%
Woodbine Capital Fund LLC	1,344,657	1,339,033	9/30/2011	[c]	Quarterly	30

Multi-Strategy — Equity Long/Short — 5.24%
Owl Creek II, L.P.	1,635,617	1,680,152	9/30/2011		Annually	90

Multi-Strategy — Event Driven — 13.84%
Eton Park Fund, L.P.	1,235,617	1,308,318	9/30/2011		Annually	65
Serengeti Partners, LP	1,440,000	1,613,648	9/30/2011	[c]	Quarterly	87
Taconic Opportunity Fund II L.P.	1,500,000	1,519,195	7/31/2011		Quarterly	60

		4,441,161

Relative Value — Fixed Income — 3.97%
Capula Global Relative Value Fund, L.P.	1,253,697	1,273,567	10/1/2012	[c]	Quarterly	45

Relative Value — Multi-Strategy — 3.88%
Alphadyne International Partners, LP	1,235,617	1,244,532	10/31/2011	[c]	Monthly	60

TOTAL INVESTMENTS IN INVESTMENT COMPANIES (Cost $28,871,503)		30,444,426

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Schedule of Investments
March 31, 2011 — (continued)

	Shares or		Next Available
	Principal		Redemption	Frequency of
	Amount	Fair Value	Date(b)	Redemptions

SHORT TERM INVESTMENT — 2.23%
First American Treasury Money Market Fund - Class Z	715,308	$715,308

TOTAL SHORT TERM INVESTMENTS (Cost $715,308)		715,308

TOTAL INVESTMENTS (Cost $29,586,811) - 97.12%		31,159,734
Assets in Excess of Other Liabilities - 2.88%		922,531

TOTAL NET ASSETS — 100.00%		$32,082,265

(a)	Percentages are stated as a percent of net assets.
(b)	Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after March 31, 2011 that redemption from a tranche is available without fees. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Further, the Portfolio Fund’s advisor may place additional redemption restrictions without notice based on the aggregate redemption requests at a given time.

(c)	Investment in Portfolio Funds may be redeemed prior to the Next Available Redemption Date subject to a redemption fee ranging from 1% to 5%.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Assets & Liabilities
March 31, 2011

Assets
Investments in Portfolio Funds, at fair value (cost $28,871,503) (Notes 2D and 2E)	$30,444,426
Short term investment	715,308
Investment paid in advance	5,100,000
Prepaid offering costs (Note 2C)	115,295
Receivable for investments sold	24,726
Other receivable	936

Total Assets	36,400,691

Liabilities
Investment advisory fee payable (Note 4)	178,578
Capital subscriptions received in advance	3,927,681
Directors fee payable	6,000
Accrued expenses and other liabilities	206,167

Total Liabilities	4,318,426

Net Assets	$32,082,265

Net Assets Consist of:
Paid in capital	$31,549,003
Accumulated net investment income (loss)	(1,026,439)
Accumulated net realized loss on investments sold	(13,222)
Net unrealized appreciation on investments	1,572,923

Net Assets	$32,082,265

Net Asset Value, 1,256,681 shares issued and outstanding (unlimited shares authorized, no par value)	$25.53

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Operations
For the Period from September 1, 2010 through March 31, 2011

Investment Income
Dividend income	$1,699

Expenses
Investment advisory fees (Note 4)	178,910
Organizational costs (Note 2C)	250,363
Offering costs (Note 2C)	156,111
Audit and tax fee	137,000
Directors’ fees	135,000
Insurance expense	67,403
Legal fees	43,750
Portfolio accounting and administration fees	40,833
Custody fees	2,944
Transfer agent fees and expenses	2,917
Registration fees	526
Other expenses	12,381

Total Expenses	1,028,138

Net Investment Income (Loss)	(1,026,439)

Unrealized Gain (Loss) on Investments
Net realized loss on sale of investments	(13,222)
Net change in unrealized appreciation on investments	1,572,923

Net Gain from Investments	1,559,701

Net Increase in Net Assets Resulting from Operations	$533,262

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Changes in Net Assets

Period from
September 1, 2010
through
March 31, 2011

Change in Net Assets Resulting from Operations
Net investment income (loss)	$(1,026,439)
Net realized loss on sale of investments	(13,222)
Net change in unrealized appreciation on investments	1,572,923

Net Increase in Net Assets Resulting from Operations	533,262

Change in Net Assets Resulting from Capital Transactions
Proceeds from shares sold, net	31,549,003

Net Increase in Net Assets Resulting from Capital Transactions	31,549,003

Net Increase in Net Assets	$32,082,265

Net Assets, Beginning of Period	$0

Net Assets, End of Period (1,256,681 shares outstanding)	$32,082,265

Accumulated Net Investment Income (Loss)	$(1,026,439)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Statement of Cash Flows
For the Period from September 1, 2010 through March 31, 2011

Cash Flows from Operating Activities
Investment income received	$1,699
Purchases of limited partnerships	(29,371,503)
Sales of limited partnerships	486,000
Purchases of investment securities	(487,706)
Sales of investment securities	463,758
Purchases of short term investments, net	(715,308)
Investments paid in advance	(5,100,000)
Expenses paid	(752,688)

Net Cash Used in Operating Activities	(35,475,748)

Cash Flows from Financing Activities
Proceeds from subscriptions, net	31,548,067
Proceeds from advance subscriptions	3,927,681

Net Cash Received from Financing Activities	35,475,748

Net Decrease in Cash	—
Cash — Beginning of Period	—
—

Cash — End of Period	$—

Reconciliation of Net Increase in Net Assets Resulting from Operations to
Net Cash Used in Operating Activities
Net increase in net assets resulting from operations	$533,262
Net increase in advance subscriptions to investments	(5,100,000)
Net realized loss on investments	13,222
Net change in unrealized appreciation on investments	(1,572,923)
Net increase in prepaid offering costs	(115,295)
Net increase in investment advisory and management fees payable	178,578
Net increase in accrued expenses and other liabilities	212,167
Purchases of limited partnerships	(29,371,503)
Sales of limited partnerships	486,000
Purchases of investment securities	(487,706)
Sales of investment securities	463,758
Purchases of short term investments, net	(715,308)

Net Cash Used in Operating Activities	(35,475,748)

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Financial Highlights

	Period from
	September 1, 2010(1)
	through
	March 31, 2011

Per Share Operating Performance
Beginning net asset value	$25.00
Income (Loss) From Investment Operations
Net investment income (loss)(2)	(1.05)
Net gain from investments in Portfolio Funds	1.58

Total from Investment Operations	0.53

Ending net asset value	$25.53

Total return	2.12	%(3)
Supplemental Data and Ratios
Net assets, end of period	$32,082,265
Ratio of expenses to weighted average net assets(5)	7.18	%(4)
Ratio of net investment loss to weighted average net assets(5)	(7.17	)%(4)
Portfolio turnover rate	4.21	%(3)

(1)	Commencement of operations.

(2)	Calculated using average shares outstanding method.

(3)	Not annualized.

(4)	Annualized.

(5)	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the Portfolio Funds.

The accompanying Notes to Financial Statements are an integral part of these statements.

SCS Hedged Opportunities Master Fund, LLC
Notes to Financial Statements
March 31, 2011

1.	Organization

SCS Hedged Opportunities Master Fund, LLC (the “Master Fund”) was organized as a limited liability company organized under the laws of the state of Delaware on April 7, 2010, and commenced operations on September 1, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek attractive, long-term capital appreciation with volatility that is lower than that of the equity market and returns that demonstrate a low correlation to both the equity and fixed income markets. The Master Fund pursues its investment objective by allocating its assets among a diversified group of hedge funds managed by portfolio managers with differing styles and strategies (“Portfolio Funds”).

The SCS Hedged Opportunities Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Fund”) pursues its investment objectives by investing substantially all of its assets in the Master Fund. The Feeder Fund has the same investment objective and substantially the same investment policies as the Master Fund (except that the Feeder Fund pursues its investment objectives by investing in the Master Fund).

The SCS Hedged Opportunities (TE) Fund, LLC, a Delaware limited liability company that is registered under the 1940 Act as a non-diversified, closed-end management investment company (the “TE Feeder Fund”, together with the “Feeder Fund” the “Feeder Funds”) pursues its investment objectives by investing substantially all of its assets in the SCS Hedged Opportunities Fund, LDC (the “Offshore Fund”), a Cayman Islands limited duration company. The Offshore Fund is not registered as an investment company under the Investment Company Act. The Offshore Fund in turn invests substantially all of its assets in the Master Fund. The TE Feeder Fund and Offshore Fund have the same investment objective and substantially the same investment policies as the Master Fund (except that they pursue their investment objectives by investing in the Master Fund).

The Master Fund and Feeder Funds are managed by SCS Capital Management, LLC (the “Adviser”). The Adviser is a registered investment adviser with the Securities and Exchange Commission.

The Master Fund has a Board of Directors (the “Board”) that has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser. The same directors also serve as the Feeder Funds’ Board.

2.	Significant Accounting Policies

The Master Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America. Following are the significant accounting policies adopted by the Master Fund:

A.	Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B.	Fund Expenses
The Master Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses, registration expenses, legal fees, audit and tax preparation fees and expenses, administrative and accounting expenses and fees, transfer agent fees, custody fees, costs of insurance, fees and travel-related expenses of the Board of Directors, all costs and expenses of preparing, setting in type, printing and distributing reports and other communications to shareholders, and such other expenses as may be approved from time to time by the Board. Expenses allocated to the Master Fund for its investments in the Portfolio Funds are not included in the Master Fund’s Statement of Operations or Financial Highlights.

C.	Organizational and Offering Costs
The Master Fund incurred organizational and offering costs. Of its total organizational costs of $250,363, the Master Fund expensed $112,932 on September 1, 2010 and $137,431 on October 1, 2010. The Master Fund had total offering costs of $271,406, which it is amortizing over the Master Fund’s first twelve months of operations.

D.	Investments in Portfolio Funds
In accordance with the terms of the Master Fund’s Prospectus, the investments in the Portfolio Funds are valued at their fair value.

The Fund has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Portfolio Fund agreements. Generally, the General Partners and/or Investment Managers of the Portfolio Funds can suspend redemptions.

Certain Portfolio Funds incur annual management fees ranging from 1% to 2% of a Portfolio Fund’s net assets. The Portfolio Funds also receive performance allocations of up to 20% of their net profits as defined by the respective Portfolio Fund agreements.

The Portfolio Funds in which the Fund has investments utilize a variety of financial instruments in their trading strategies including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Portfolio Fund’s balance sheets. In addition, the Portfolio Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets. However, due to the nature of the Master Fund’s interest in the Portfolio Funds, such risks are limited to the Master Fund’s invested amount in each investee.

Of the Portfolio Funds listed on the Schedule of Investments, all were acquired during the period and 20 remained subject to lock-up periods expiring in one to three years from their respective purchase dates. Of these investments, 10 can be redeemed prior to the lock-up period for a penalty ranging from 1% to 5% of the redemption amount.

E.  Investment Valuation
The Master Fund primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund.

The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Master Fund would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Adviser may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Master Fund calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Master Fund’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

F.	Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase.

G.	Fair Value
The fair values of the Master Fund’s assets and liabilities which qualify as financial instruments under the Accounting Standards Codification 825, Financial Instruments, approximate the carrying amounts presented in the statement of assets and liabilities.

H.	Income Taxes
The Master Fund’s tax year end is December 31. The Master Fund is treated as a partnership for Federal income tax purposes. Each member is responsible for the tax liability or benefit relating to such member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

The Master Fund is subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. This guidance sets forth a minimum threshold for the financial statement recognition of tax positions taken based on the technical merits of such positions. Management is not aware of any exposure to uncertain tax positions that could require accrual. As of March 31, 2011, the Master Fund’s tax years since inception remain open and subject to examination by relevant taxing authorities.

I.	Indemnifications
Under the Master Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Master Fund may enter into contracts that provide general indemnification to other parties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred, and may not occur. However, the Master Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Investment Transactions

For the period ended March 31, 2011, the Master Fund purchased (at cost) and sold interests in Portfolio Funds (proceeds) in the amount of $29,371,503 and $486,000 (excluding short-term securities), respectively. The Master Fund purchased (at cost) and sold interests in investment securities (proceeds) in the amount of $487,706 and $463,758, respectively.

4.	Management Fees, Administration Fees and Custodian Fees

The Master Fund has entered into an Investment Advisory Agreement with SCS Capital Management, LLC. Under the Investment Advisory Agreement, the Master Fund pays the Adviser a quarterly fee, which is calculated and accrued monthly, (the “Advisory Fee”) at the annual rate of 1.25% of the Master Fund’s net assets.

The Master Fund has engaged U.S. Bancorp Fund Services, LLC to serve as the Master Fund’s administrator, fund accountant, and transfer agent. The Master Fund pays the administrator a monthly fee computed at an annual rate of 0.070% of the first $150,000,000 of the Master Fund’s total monthly net assets, 0.050% on the next $250,000,000 of the Master Fund’s total monthly net assets and 0.030% on the balance of the Master Fund’s total monthly net assets with a minimum annual fee of $70,000.

The Master Fund has engaged U.S. Bank, N.A. to serve as the Master Fund’s custodian. The Master Fund pays the custodian a monthly fee computed at an annual rate of 0.001% of the Master Fund’s portfolio market value with a minimum annual fee of $5,000.

5.	Directors and Officers

The Board has overall responsibility to manage and control the business affairs of the Master Fund and the Feeder Funds, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s and the Feeder Funds’ business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund and the Feeder Funds as are customarily exercised by the board of directors of a registered investment company organized as a corporation. A listing of the Board members is on the back cover of this report. The Independent Directors are each paid (in the aggregate) by the Master Fund an annual retainer of $20,000, and per meeting fees of $5,000 in the case of regular meetings, $2,000 in the case of telephonic meetings. All Directors are reimbursed by the Master Fund for their reasonable out-of-pocket expenses. The Directors do not receive any pension or retirement benefits from the Master Fund or the Feeder Funds. Two of the Directors are employees of the Adviser and receive no compensation from the Master Fund or Feeder Funds for serving as Directors.

All of the Officers of the Master Fund and Feeder Funds are affiliated with the Adviser. Such Officers receive no compensation from the Master Fund or Feeder Funds for serving in their respective roles. The Board appointed a Chief Compliance Officer to the Master Fund and Feeder Funds in accordance with federal securities regulations.

6.	Shareholder Transactions

The Master Fund from time to time may offer to repurchase Interests pursuant to written tenders by Investors. Any such repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and exclusive discretion. In determining whether the Master Fund should repurchase Interests or portions thereof from Investors pursuant to written tenders, the Board will consider the recommendation of the Adviser. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Investors, on a quarterly basis, on or about March 31st, June 30th, September 30th, and December 31st of each year.

The Master Fund had 1,256,681 shares outstanding at March 31, 2011. The Master Fund has issued 1,256,681 shares through shareholder subscriptions during the period ended March 31, 2011.

7.	Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Master Fund’s assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Master Fund is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Master Fund during or following periods of negative performance. Although the Master Fund may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity. The Master Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Master Fund’s net asset value. Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to three years from initial investment.

8.	Fair Value of Financial Instruments

The Master Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Valuations based primarily on inputs that are unobservable and significant. The Master Fund utilized the Portfolio Funds’ month-end NAV’s as of the reporting date for fair value. The Portfolio Funds require a redemption notice, and generally include a lock-up period, which results in significant unobservable inputs as of the reporting date.

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011;

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in
	Active markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Investments
Investment Companies(a)	$—	$—	$30,444,426	$30,444,426
Short Term Investments(b)	715,308	—	—	715,308

Total Investments	$715,308	$—	$30,444,426	$31,159,734

(a)	All other strategy classifications are identified in the Schedule of Investments.

(b)	Short Term Investments that are sweep investments for cash balances in the Fund at March 31, 2011.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments
in Securities

Balance as of September 1, 2010	$—
Accrued discounts/premiums	—
Realized gain (loss)	10,726
Change in unrealized appreciation (depreciation)	1,572,923
Net purchases (sales)	28,860,777
Transfers in and/or out of Level 3	—

Balance as of March 31, 2010	$30,444,426

During the period ended March 31, 2011 there were no transfers between Level 1 and Level 2.

9.	Subsequent Events

The Fund has evaluated all subsequent events through May 26, 2011, the date these financial statements were issued, and has not identified any subsequent events requiring financial statement disclosure as of May 26, 2011.

SCS Hedged Opportunities Master Fund, LLC
Report of Independent Registered Public Accountants

To the Board of Directors and Shareholders of SCS Hedged Opportunities Master Fund, LLC:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of SCS Hedged Opportunities Master Fund, LLC (the “Fund”) at March 31, 2011, and the results of its operations, the changes in its net assets and its cash flows for the period September 1, 2010 (commencement of operations) through March 31, 2011, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities and investments at March 31, 2011 by correspondence with the custodian, brokers and underlying Portfolio Fund managers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 26, 2011

SCS Hedged Opportunities Master Fund, LLC
Additional Information (Unaudited)

Form N-Q

The Fund will file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and Master Fund and information regarding how the Fund and Master Fund voted proxies relating to the portfolio of securities are available to stockholders without charge, upon request by calling the Adviser collect at (617) 204-6400.

Board of Directors

The Prospectus includes additional information about the Fund’s Directors and is available upon request without charge by calling the Adviser collect at (617) 204-6400 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements

This report contains “forward-looking statements,” which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as “may”, “will”, “believe”, “attempt”, “seem”, “think”, “ought”, “try” and other similar terms. The Fund cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

SCS Hedged Opportunities Fund, LLC
SCS Hedged Opportunities Master Fund, LLC
Directors and Officers (Unaudited)
March 31, 2011

		Term of		Number of
		Office and	Principal	Portfolios in
		Length of	Occupation(s)	Fund
		Time	During Past	Complex Overseen	Other Directorships/
Name, Age and Address	Position(s) Held with Fund	Served(1)	Five Years	by Director	Trusteeships Held

Independent Directors
James F. Orr III (Born 1943) One Winthrop Square 4th Floor Boston, MA 02110	Director	Inception to present	See “Other Directorships/Trusteeships Held”	3	Trustee of the Rockefeller Fund; Trustee of Villanova University; Trustee of the Community Fund; Trustee of Martin Memorial Foundation since January 2009; Director of Gevity HR, Inc. from May 2008 until June 2009; Trustee of Massachusetts General Hospital since June 2008; Director of American International Group, Inc. from May 2006 to June 2009; Director of Stride Rite Corporation until July 2007; Director of Mellon Financial Corporation until April 2006.
Edmond D. Villani (Born 1947) One Winthrop Square 4th Floor Boston, MA 02110	Director	Inception to present	See “Other Directorships/Trusteeships Held”	3	Director of Cohen & Steers, Inc. since August 2004; Director of Sealord LLC since April 2003; Director of Crescent Asset Management Ltd. since June 2007; Trustee of the Colonial Williamsburg Foundation since December 2002; Trustee of Georgetown University until June 2009; Trustee of Rockefeller Brothers Fund until June 2005.

		Term of		Number of
		Office and	Principal	Portfolios in
		Length of	Occupation(s)	Fund
		Time	During Past	Complex Overseen	Other Directorships/
Name, Age and Address	Position(s) Held with Fund	Served(1)	Five Years	by Director	Trusteeships Held

Peter A. Lombard (Born 1956) One Winthrop Square 4th Floor Boston, MA 02110	Director	Inception to present	Managing Director of Piper Jaffray & Co., an investment bank, since June 2008; Managing Director of Jefferies & Co., Inc., an investment bank, until June 2008; Managing Director of Cowen & Co., Inc., an investment bank, until March 2005.	3	Vice Chairman of the Foundation Board of Massachusetts College of Art and Design since June 2003; Treasurer of the Foundation Board of Massachusetts College of Art and Design; Director of Boston Philharmonic since September 2010.
Interested Directors and Officer
Peter H. Mattoon (Born 1961) One Winthrop Square 4th Floor Boston, MA 02110	Director, Chief Executive Officer, and President	Inception to present	Chief Executive Officer of SCS Financial Services, LLC since 2002; Chief Executive Officer of SCS Capital Management, LLC since November 2002.	3	Director of Nucleus Scientific since May 2010; Director of Teach Green Foundation since January 2007; Director of Joslin Diabetes Center from January 2007 to May 2010.
Joseph E. McCuine (Born 1967) One Winthrop Square 4th Floor Boston, MA 02110	Director, Vice President, and Chief Financial Officer	Inception to present	Chief Operating Officer of SCS Financial Services, LLC since February 2006; Head of Investment Operations and Technology of Grantham, Mayo, Van Otterloo & Co., LLC until January 2006.	3	N/A
Officers
Adrian Ketri (Born 1972) One Winthrop Square 4th Floor Boston, MA 02110	Vice President and Chief Compliance Officer	Inception to present	Legal Counsel of SCS Financial Services, LLC since January 2010; Legal Counsel for Affiliated Managers Group, Inc. from July 2008 to December 2008; Assistant General Counsel and Vice President of BlackRock Alternative Advisors from March 2005 to June 2008.	N/A	N/A
Stephen Goff (Born 1968) One Winthrop Square 4th Floor Boston, MA 02110	Secretary	Inception to present	Director of Operations of SCS Financial Services, LLC since June 2009; Senior Vice President of Investment Operations of Putnam Investments until February 2009.	N/A	N/A

(1)	Term of office of each Director is indefinite.

SCS Hedged Opportunities Fund, LLC &
SCS Hedged Opportunities Master Fund, LLC
Privacy Notice

As an investor (“Investor”) in SCS Hedged Opportunities Fund, LLC, SCS Hedged Opportunities (TE) Fund, LLC or SCS Hedged Opportunities Master Fund, LLC (the “Funds”), you are entitled to know how we protect your nonpublic personal information and how we limit its disclosure. This privacy policy applies to individuals and institutions who are Investors, or have been Investors in the past. This privacy policy describes our policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other information about you.

Information We Collect
We collect nonpublic personal information about you from the following sources:

•	Information we receive from you on your investor information forms, account opening forms, subscription agreements, or other forms. This information includes, for example, your name, address, social security number, assets and income.

Information We Disclose
We do not disclose your nonpublic personal information to anyone, except as permitted or required by law. This means, most importantly, that we do not sell Investor information — whether it is your personal information or the fact that you are an Investor in the Funds — to anyone. Instead, we use your information primarily to complete transactions that you request. Here are the details:

•	To implement your wealth management plan, including the selection of investment managers, it may be necessary to provide identifying information to nonaffiliated third parties.

•	In certain instances, we may contract with nonaffiliated third parties to perform services for us and, where necessary, disclose your information (described above) to them. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. Further, we require these third parties to treat your nonpublic information confidentially.

•	Finally, we will release your nonpublic information if you direct us to do so, if we are required by law to do so or in other limited circumstances permitted by law — for example, to protect your account from fraud.

What Happens If You Close Your Account
If you decide to close your account(s), we will adhere to the privacy policies and procedures described in this notice.

Who Has Access to Your Personal Information
We restrict access to your nonpublic personal information to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal regulations to guard your nonpublic personal information.

We Will Keep You Informed
This publication replaces all previous statements of our privacy policy. As required by law, we will notify you annually of our privacy policy. We reserve the right to modify this policy at any time and will keep you informed of changes.

BOARD OF DIRECTORS
Peter Mattoon*, Chairman of the Board
Peter Lombard, Independent Director
James Orr, Independent Director
Edmond Villani, Independent Director
Joseph McCuine*, Interested Director

OFFICERS
Peter Mattoon*, President & Chief Executive Officer
Joseph McCuine*, Vice President & Chief Financial Officer
Adrian Ketri*, Vice President & Chief Compliance Officer
Stephen Goff*, Secretary

INVESTMENT ADVISER
SCS Capital Management, LLC
One Winthrop Square
Boston, MA 02110

LEGAL COUNSEL
Wilmer Cutler Pickering Hale And Dorr LLP
60 State Street
Boston, MA 02109

CUSTODIAN
U.S. Bank, N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, J1S
Milwaukee, WI 53202

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

* Employed by SCS Capital Management, LLC

One Winthrop Square ï Boston, MA 02110
617.204.6400 ï www.scsfinancial.com

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant collect at (617) 204-6400.
Item 3. Audit Committee Financial Expert.
The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. James F. Orr III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant. The registrant is a feeder fund in a master-feeder structure. The information listed in this Item refers to the fees charged to the master fund, as no fees are directly charged to the registrant.

FYE 3/31/2011

Audit Fees	$67,000
Audit-Related Fees	$0
Tax Fees	$70,000
All Other Fees	$0
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.
The percentage of fees billed by PricewaterhouseCoopers LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

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FYE 3/31/2011

Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%
All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2011

Registrant	$0
Registrant’s Investment Adviser	$0
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The registrant’s Proxy Voting Policy is as follows:
The Fund invests substantially all of its assets in the Master Fund, which is a fund of funds that invests primarily in portfolio funds which have investors other than the Master Fund. The Master Fund may invest a majority of its assets in non-voting securities of portfolio funds.
The Fund and the Master Fund have delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the proxies in accordance with the Adviser‘s proxy voting guidelines and procedures. However, portfolio funds typically do not submit matters to investors for vote. If a portfolio fund submits a matter to the Master Fund for vote (and the Master Fund holds voting interests in the portfolio fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Master Fund and in accordance with the following proxy voting guidelines (the ”Voting Guidelines”):
•	In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser‘s goal is to act prudently, solely in the best interest of the Fund.

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•	The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize Investor values.

•	The Adviser, absent a particular reason to the contrary, generally will vote with management‘s recommendations on routine matters. Other matters will be voted on a case-by-case basis.
The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser‘s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:
•	The Adviser‘s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee‘s personal relationships and due to special circumstances that may arise during the conduct of the Adviser‘s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

•	Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser‘s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

•	If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

•	If it is determined that a conflict of interest is material, the Adviser‘s Chief Compliance Officer works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:
o	disclosing the conflict to the Fund‘s Board and obtaining the consent from Fund‘s Board before voting;

o	engaging another party on behalf of the client to vote the proxy on its behalf;

o	engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

o	such other method as is deemed appropriate under the circumstances given the nature of the conflict.
•	The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)(1)	Information is presented as of June 6, 2011.

3

Kenneth Minklei has primary portfolio management responsibility of the Fund and the Master Fund. Mr. Minklei is the Co-Chief Investment Officer of the Adviser and has been with the Adviser since 2005. Mr. Minklei has been the portfolio manager of the registrant since inception of the Fund.

(2)	The following table provides information about the other accounts managed on a day-to-day basis by the portfolio manager as of March 31, 2011.

	Number of	Total Assets of	Number of Accounts Paying a	Total Assets of Accounts Paying a
Name of Manager	Accounts	Accounts	Performance Fee	Performance Fee

Kenneth Minklei
Registered investment companies	—	$—	—	$—
Other pooled investment vehicles	4	$1,192,836,866	3	$1,120,071,421
Other accounts	1	$208,581,308	1	$208,581,308
Potential Conflicts of Interest Involving the Portfolio Manager
When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise in this context are discussed below. For the reasons outlined below, the Fund and the Master Fund do not believe that any material conflicts are likely to arise out of the portfolio manager’s responsibility for the management of the Fund as well as one or more other accounts. The Adviser has adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs.
Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.
•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply. For example, in the event a portfolio fund in which the Master Fund seeks to invest has limited investment capacity, if the Adviser were to allocate a disproportionate amount of the investment opportunity to one or more accounts, and the portfolio fund outperformed other investments, the accounts participating on a disproportionate basis would outperform the remaining accounts and the remaining accounts would be disadvantaged. In order to handle this potential conflict, the Adviser and its affiliates will assess a variety of factors, including but not limited to; 1) current asset allocation of the portfolios, 2) current exposures of the portfolios and 3) impact of the proposed investment to the target portfolio. After taking into consideration these and other factors, the Adviser will allocate the new investment to the respective portfolios in a prudent and equitable manner.

•	Conversely, a portfolio manager could favor one account over another in the amounts or the sequence in which orders to redeem interests in a portfolio fund are placed. If a portfolio manager determines that a particular portfolio fund in which client accounts are invested is underperforming, its investment strategy is out of favor or the portfolio fund is otherwise no longer a desirable investment, but that portfolio fund imposes restrictions as to the amount it can or will redeem, the Adviser may not be able to redeem the desired amount as to each client. If the portfolio manager were to place redemption orders in disproportionate amounts for one or more clients or place certain redemption orders ahead of others (requiring others to wait until the next liquidation date), the remaining clients may

4

be disadvantaged. When a portfolio manager, due to investment outlook, intends to redeem interests in a portfolio fund for more than one account, the policies of the Adviser generally require that such orders be placed proportionately and at the same time, again subject to differences and exceptions permitted under the Adviser’s policies, including those described below.
•	A portfolio manager might have an incentive to favor an account if the portfolio manager’s compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee as to one account but not another, the portfolio manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the portfolio manager’s compensation. See “Compensation of Portfolio Managers” below for a description of the structure of the compensation arrangements of the portfolio managers. The Adviser receives performance fees with respect to several accounts and funds other than the Fund. As noted above, however, the Adviser has policies designed to seek and result in equitable treatment of accounts and funds, regardless of differing fee arrangements.

•	A portfolio manager might also seek to favor an account: a) if the portfolio manager has a beneficial interest in the account, b) in order to benefit a large client or c) to compensate a client that previously had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Adviser closely monitors any such conflicts and to seek to ensure that such accounts are not favored over other accounts. In addition, the Adviser monitors dispersion of performance between similar accounts and seek to identify the reasons for such dispersion.
(3)	The following compensation information is presented as of May 31, 2011.

The Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that is applied systematically among investment professionals and seeks to align the financial interests of the investment professionals with those of the Adviser, respectively. This is achieved, among other means, through incentive payments based in part upon the Adviser’s financial performance.

Compensation arrangements of the Adviser’s investment professionals are determined on the basis of the Fund’s portfolio management team’s overall services to the Adviser and not on the basis of any specific funds or accounts managed by these investment professionals. The structure of compensation of all of the portfolio managers is currently comprised of the following basic components: Base Salary, Annual Bonus Plan, and Equity Awards. The following describes each component of the compensation package of the members of the Adviser’s Investment Committee:

5

•	Base salary. Base compensation is fixed and normally reevaluated on an annual basis. Base compensation is a significant component of an investment professional’s overall compensation.

•	Annual Bonus Plan. Under the annual bonus plan, investment professionals are eligible for an annual bonus, which is a function both of the size of the overall bonus pool for such year and of factors specific to each individual.

•	Equity Awards. Investment professionals are eligible for equity awards based upon individual performance. These equity awards are comprised of restricted stock in SCS Financial and are the basis of the Adviser’s long term employee retention plan. If an investment professional decides to leave the Adviser at anytime, he/she puts a significant portion of his/her equity value at risk.
(4)	The following table provides information about the dollar range of equity securities in the Registrant beneficially owned by each of the portfolio managers as of March 31, 2011:

Aggregate Dollar Range of
Portfolio Manager	Holdings in the Registrant
Kenneth Minklei	none
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes required by this Item to be reported.
Item 11. Controls and Procedures.
(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

6

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Not applicable.

7

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SCS Hedged Opportunities Fund, LLC

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Office

Date June 6, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter H. Mattoon
Peter H. Mattoon, Chief Executive Office

Date June 6, 2011

By (Signature and Title)	/s/ Joseph E. McCuine Joseph E. McCuine, Chief Financial Officer

Date June 6, 2011

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